Investments in Associates (Details) - Schedule of summarized information of the Group's investments in associates for each year presented - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Investments in Associates (Details) - Schedule of summarized information of the Group's investments in associates for each year presented [Line Items]
Current assets	$ 365	$ 1,162
Non-current assets	18,786	41,244
Current liabilities	(479)	(6,983)
Non-current liabilities	(1,260)
Net assets	17,412	35,423
The Group’s share of net assets	5,693	11,583
Star Rock SAL Lebanon [Member]
Investments in Associates (Details) - Schedule of summarized information of the Group's investments in associates for each year presented [Line Items]
Current assets	7	102
Non-current assets	1,870	4,328
Current liabilities	(120)	(1,816)
Non-current liabilities	(152)
Net assets	1,605	2,614
The Group’s share of net assets	525	855
Sina SAL Lebanon [Member]
Investments in Associates (Details) - Schedule of summarized information of the Group's investments in associates for each year presented [Line Items]
Current assets	11	40
Non-current assets	1,287	3,290
Current liabilities	(148)	(2,209)
Non-current liabilities	(152)
Net assets	998	1,121
The Group’s share of net assets	326	367
Silver Rock SAL Lebanon [Member]
Investments in Associates (Details) - Schedule of summarized information of the Group's investments in associates for each year presented [Line Items]
Current assets	3	85
Non-current assets	2,091	4,694
Current liabilities	(29)	(403)
Non-current liabilities	(151)
Net assets	1,914	4,376
The Group’s share of net assets	626	1,431
Golden Rock SAL Lebanon [Member]
Investments in Associates (Details) - Schedule of summarized information of the Group's investments in associates for each year presented [Line Items]
Current assets	344	935
Non-current assets	13,538	28,932
Current liabilities	(182)	(2,555)
Non-current liabilities	(805)
Net assets	12,895	27,312
The Group’s share of net assets	$ 4,216	$ 8,930